Subsequent Events (Details) - USD ($)												3 Months Ended	12 Months Ended
	Apr. 16, 2024	Mar. 31, 2024	Mar. 27, 2024	Mar. 11, 2024	Mar. 05, 2024	Feb. 02, 2024	Jan. 05, 2024	Dec. 02, 2023	Apr. 27, 2023	Nov. 02, 2022	Apr. 21, 2022	Mar. 31, 2024	Dec. 31, 2023	Apr. 17, 2024	Mar. 21, 2024	Sep. 27, 2023	Dec. 31, 2022	Mar. 04, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Exchange ratio		0.8061480
Aggregate shares		290,447
Common stock par value		$ 10										$ 10	$ 10
Common stock redemption price		$ 10.36										$ 10.36
Aggregate redemption amount		$ 4,800,000										$ 4,800,000
Convertible notes		$ 52,700,000										$ 52,700,000
Divided price per share		$ 10										$ 10	$ 10					$ 10
Convertible note accrued interest rate									15.00%
Convertedshares									4,971,076
Iinterest rate		3.50%										3.50%
SOFR floor rate		4.00%										4.00%
Aggregate promissorry note								$ 160,000		$ 160,000
Aggregate redemption amount												$ 36,309,429	$ 36,309,429
Trust account		$ 10,770,000										10,770,000	10,770,000
Promissory note outstanding											$ 1,500,000		500,000
Remaining amount		$ 750,000										$ 750,000	$ 750,000
Public Warrants [Member]
Subsequent Events [Line Items]
Warrants issued		14,374,975										14,374,975
Private warrants [Member]
Subsequent Events [Line Items]
Warrants issued		8,250,000										8,250,000
Divided price per share		$ 11.5										$ 11.5
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Aggregate shares		78,730
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock par value	$ 0.0001
Divided price per share			$ 10
Aggregate principal amount														$ 20,000,000
Borrower drew														40,000,000
Aggregate promissorry note							$ 160,000
Remaining amount				$ 750,000
Founder Shares			400,000
Deferred underwriting fees payable			$ 4,062,500
Advisory fees			3,000,000
Fee payable			3,000,000
Investors [Member]
Subsequent Events [Line Items]
Aggregate shares		82,091
Convertible notes															$ 700,000
Sponsor [Member]
Subsequent Events [Line Items]
Aggregate shares		460,384
IPO [Member]
Subsequent Events [Line Items]
Aggregate shares												28,750,000	28,750,000
Divided price per share																		$ 10
IPO [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Deferred underwriting fees payable			$ 6,000,000
2023 Convertible Note Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate accrued interest									25.00%
2023 Convertible Note Purchase Agreement [Member] | Business Combination [Member]
Subsequent Events [Line Items]
Aggregate accrued interest									8.00%
2024 Convertible Note Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible price per share	$ 2.75
BTIG Engagement Letter [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Divided price per share			$ 10
Advisory fees			$ 400,000
Fee payable			$ 3,000,000
Second Promissory Note [Member]
Subsequent Events [Line Items]
Promissory note outstanding												$ 500,000	$ 500,000
Second Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Promissory note outstanding				50,000
Fourth Promissory Note [Member]
Subsequent Events [Line Items]
Promissory outstanding													$ 1,200,000			$ 1,200,000
Fourth Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate promissorry note					$ 5
Promissory outstanding				$ 1,250,000
New iLearningEngines [Member]
Subsequent Events [Line Items]
Common stock par value		$ 0.0001										$ 0.0001
Aggregate shares		77,242,379
Shares issued		134,970,114										134,970,114
Shares outstanding		134,970,114										134,970,114
Warrants issued		22,624,975										22,624,975
Divided price per share		$ 11.5										$ 11.5
New iLearningEngines [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Aggregate shares		13,060,608
New iLearningEngines [Member] | Converted Restricted Stock [Member]
Subsequent Events [Line Items]
Aggregate shares		32,151,912
Legacy iLearningEngines [Member]
Subsequent Events [Line Items]
Aggregate shares		5,675,890
Shares issued		77,242,379										77,242,379
Legacy iLearningEngines [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Shares issued		32,442,359										32,442,359
ARRW Stockholder Meeting [Member]
Subsequent Events [Line Items]
Aggregate shares		460,114
Venture Lending & Leasing IX, Inc. [Member]
Subsequent Events [Line Items]
Aggregate shares		4,419,998
Revolving Credit Facility [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate principal amount														$ 40,000,000
Arrowroot trust account [Member]
Subsequent Events [Line Items]
Convertible notes		$ 5,900,000										$ 5,900,000
2023 Convertible Notes [Member]
Subsequent Events [Line Items]
Convertible notes		17,400,000							$ 17,400,000			17,400,000
2023 Convertible Notes [Member] | Promissory Notes [Member]
Subsequent Events [Line Items]
Convertible price per share									$ 2.75
2024 Convertible Notes [Member]
Subsequent Events [Line Items]
Convertible notes		$ 29,400,000										$ 29,400,000
2024 Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible note accrued interest rate	15.00%
2024 Convertible Notes [Member] | 2024 Convertible Note Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate accrued interest	25.00%
Convertible price per share	$ 10
2024 Convertible Notes [Member] | 2024 Convertible Note Purchase Agreement [Member] | Subsequent Event [Member] | Business Combination [Member]
Subsequent Events [Line Items]
Aggregate accrued interest	8.00%
2024 Convertible Notes [Member] | New iLearningEngines [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible notes	$ 28,714,500
Convertible Notes Payable [Member]
Subsequent Events [Line Items]
Shares issued		13,060,608										13,060,608
Convertible Notes Payable [Member] | Promissory Notes [Member]
Subsequent Events [Line Items]
Convertible price per share									$ 10
Arrowroot’s Class A Common Stock [Member]
Subsequent Events [Line Items]
Common stock par value		$ 0.0001										$ 0.0001
Shares issued		556,886										556,886
Arrowroot Class B Common Stock [Member]
Subsequent Events [Line Items]
Shares issued		6,705,409										6,705,409
Class A Common Stock [Member]
Subsequent Events [Line Items]
Common stock par value		$ 0.0001										$ 0.0001	$ 0.0001				$ 0.0001
Divided price per share		$ 10.59										$ 10.59
Common stock, shares issued
Redemption price per share		$ 10.61										$ 10.61	$ 10.51				$ 10.1
Class A Common Stock [Member] | Business Combination [Member]
Subsequent Events [Line Items]
Common stock, shares issued		3,428,783										3,428,783	3,428,783
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Non-Redeemed Shares						$ 410,456
Class A Common Stock [Member] | BTIG Engagement Letter [Member]
Subsequent Events [Line Items]
Common stock, shares issued													3,428,783
Common Stock Subject to Mandatory Redemption [Member]
Subsequent Events [Line Items]
Redemption price per share													$ 10.59
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Forfeited shares						82,091
Class B Common Stock [Member]
Subsequent Events [Line Items]
Common stock par value		$ 0.0001										$ 0.0001	$ 0.0001				$ 0.0001
Shares issued		41,046										41,046							7,187,500
Shares outstanding																			7,187,500
Common stock, shares issued		7,187,500										7,187,500	7,187,500				7,187,500
Class B Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Forfeited shares						41,046